CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest and dividend income:
Loans, including fees	$ 10,355	$ 10,637
Securities	349	540
Short-term investments	1	2
Total interest and dividend income	10,705	11,179
Interest expense:
Deposits	1,486	2,048
Short-term Federal Home Loan Bank advances	7	17
Long-term Federal Home Loan Bank advances	921	1,263
Securities sold under agreements to repurchase	2	2
Total interest expense	2,416	3,330
Net interest income	8,289	7,849
Provision for loan losses	949	188
Net interest income, after provision for loan losses	7,340	7,661
Non-interest income:
Customer service fees	527	621
Mortgage banking income, net	359	613
Income from bank-owned life insurance	99	101
Other	5	4
Total non-interest income	990	1,339
Non-interest expenses:
Salaries and employee benefits	3,831	3,740
Occupancy and equipment expenses	773	750
Data processing expenses	449	443
Professional fees	356	387
Advertising expenses	225	275
FDIC insurance	166	222
Other general and administrative expenses	936	875
Total non-interest expenses	6,736	6,692
Income before income taxes	1,594	2,308
Income tax provision	583	855
Net income	$ 1,011	$ 1,453
Weighted-average number of common shares outstanding:
Basic (in shares)	2,645,547	2,617,764
Diluted (in shares)	2,645,789	2,617,764
Net income per share:
Basic (in dollars per share)	$ 0.38	$ 0.56
Diluted (in dollars per share)	$ 0.38	$ 0.56